Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	WEBUY GLOBAL LTD
Trading Symbol	WBUY
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001946703
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41840
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	35 Tampines Street 92
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	528880
Title of 12(b) Security	Class A ordinary shares, par value $0.000000385 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6732
Auditor Name	OneStop Assurance PAC
Auditor Location	Singapore
Business Contact
Document Information Line Items
Entity Address, Address Line One	35 Tampines Street 92
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	528880
Contact Personnel Name	Bin Xue
City Area Code	+65
Local Phone Number	8859 9762
Contact Personnel Email Address	vincent@webuy.global
Class A ordinary shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	30,986,200
Class B ordinary shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	21,395,400